UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03495

DWS Money Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  6/30

Date of reporting period:  3/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2014 (Unaudited)

Daily Assets Fund Institutional
	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 10.2%
Banco del Estado de Chile:
0.26%, 5/14/2014	35,000,000	35,000,000
0.26%, 5/15/2014	50,000,000	50,000,000
Bank of America NA, 0.19%, 5/1/2014	22,000,000	22,000,000
Bank of Nova Scotia, 0.23%, 6/2/2014	22,000,000	22,000,000
Commonwealth Bank of Australia:
144A, 3.5%, 3/19/2015	8,500,000	8,758,722
3.5%, 3/19/2015	10,000,000	10,300,460
DZ Bank AG:
0.25%, 9/10/2014	20,000,000	20,000,000
0.26%, 8/25/2014	40,000,000	40,000,000
Fortis Bank SA:
0.155%, 5/5/2014	20,000,000	20,000,095
0.235%, 5/16/2014	20,000,000	20,000,125
Mitsubishi UFJ Trust & Banking Corp., 0.2%, 5/2/2014	33,922,000	33,922,000
Mizuho Bank Ltd., 0.2%, 6/9/2014	30,000,000	30,000,000
Nordea Bank Finland PLC, 0.21%, 7/7/2014	45,000,000	45,000,000
Norinchukin Bank:
0.22%, 4/22/2014	15,495,000	15,495,000
0.22%, 5/28/2014	40,000,000	40,000,000
Skandinaviska Enskilda Banken AB, 0.2%, 6/30/2014	33,000,000	32,999,587
Yale University, 2.9%, 10/15/2014	9,079,000	9,203,519

Total Certificates of Deposit and Bank Notes (Cost $454,679,508)		454,679,508
Collateralized Mortgage Obligations 0.9%
Resimac MBS Trust:
"A1B", Series 2012-1, 0.436% *, 6/7/2014	30,000,000	30,000,000
"A2B", Series 2013-1, 144A, 0.456% *, 3/7/2015	10,000,000	10,000,000

Total Collateralized Mortgage Obligations (Cost $40,000,000)		40,000,000
Commercial Paper 44.7%
Issued at Discount ** 31.8%
Albion Capital Corp. SA, 0.16%, 4/22/2014	25,000,000	24,997,667
Bank Nederlandse Gemeenten:
0.22%, 6/17/2014	36,000,000	35,983,060
0.255%, 10/20/2014	14,000,000	13,979,968
Bedford Row Funding Corp.:
144A, 0.3%, 4/22/2014	25,000,000	24,995,625
144A, 0.31%, 10/27/2014	20,000,000	19,964,005
144A, 0.32%, 12/17/2014	20,000,000	19,953,778
144A, 0.32%, 1/26/2015	14,000,000	13,962,667
Caisse Centrale Desjardins, 0.185%, 5/20/2014	25,000,000	24,993,705
Collateralized Commercial Paper Co., LLC, 0.22%, 4/15/2014	45,000,000	44,996,150
Collateralized Commercial Paper II Co., LLC:
144A, 0.219%, 5/29/2014	36,000,000	35,987,240
144A, 0.22%, 6/6/2014	25,000,000	24,989,917
CPPIB Capital, Inc.:
0.3%, 2/11/2015	14,500,000	14,461,817
0.3%, 2/17/2015	10,000,000	9,973,167
DBS Bank Ltd., 144A, 0.245%, 4/21/2014	35,000,000	34,995,236

Dexia Credit Local:
0.27%, 8/25/2014	22,500,000	22,475,362
0.33%, 8/18/2014	25,000,000	24,968,146
DNB Bank ASA:
0.17%, 4/9/2014	28,000,000	27,998,942
0.22%, 5/7/2014	25,000,000	24,994,500
Erste Abwicklungsanstalt:
144A, 0.16%, 5/28/2014	22,000,000	21,994,427
144A, 0.17%, 6/19/2014	35,000,000	34,986,943
Gotham Funding Corp.:
144A, 0.16%, 5/1/2014	85,000,000	84,988,667
144A, 0.19%, 5/9/2014	20,000,000	19,995,989
Hannover Funding Co., LLC:
0.18%, 5/2/2014	30,000,000	29,995,350
0.19%, 4/22/2014	16,915,000	16,913,125
0.19%, 5/19/2014	28,962,000	28,954,663
Kells Funding LLC:
144A, 0.17%, 4/2/2014	10,000,000	9,999,953
144A, 0.22%, 9/19/2014	15,000,000	14,984,325
Kreditanstalt Fuer Wiederaufbau, 144A, 0.12%, 4/4/2014	35,000,000	34,999,650
LMA Americas LLC, 144A, 0.16%, 4/11/2014	25,000,000	24,998,889
Macquarie Bank Ltd., 144A, 0.22%, 6/17/2014	20,000,000	19,990,375
Manhattan Asset Funding Co., LLC, 144A, 0.16%, 4/16/2014	25,000,000	24,998,333
MetLife Short Term Funding LLC:
144A, 0.2%, 8/6/2014	20,000,000	19,985,889
144A, 0.2%, 8/18/2014	13,440,000	13,429,621
144A, 0.22%, 9/15/2014	20,000,000	19,979,589
Nordea Bank AB, 0.205%, 6/9/2014	24,000,000	23,990,570
Old Line Funding LLC:
144A, 0.22%, 9/10/2014	22,500,000	22,477,725
144A, 0.23%, 6/5/2014	15,000,000	14,993,771
Oversea-Chinese Banking Corp., Ltd., 0.245%, 9/16/2014	70,000,000	69,919,967
Philip Morris International, Inc., 144A, 0.15%, 5/2/2014	25,000,000	24,996,771
Regency Markets No. 1 LLC, 144A, 0.13%, 4/4/2014	15,000,000	14,999,837
Sinopec Century Bright Capital Investment Ltd., 0.35%, 4/9/2014	38,000,000	37,997,044
Skandinaviska Enskilda Banken AB, 0.28%, 5/8/2014	35,000,000	34,989,928
Standard Chartered Bank:
0.27%, 5/19/2014	40,000,000	39,985,600
0.27%, 8/4/2014	34,982,000	34,949,204
0.29%, 5/1/2014	60,000,000	59,985,500
Swedbank AB:
0.24%, 5/8/2014	22,000,000	21,994,573
0.255%, 5/7/2014	50,000,000	49,987,250
Sydney Capital Corp.:
144A, 0.17%, 4/14/2014	7,400,000	7,399,546
144A, 0.19%, 6/12/2014	16,700,000	16,693,654
UOB Funding LLC, 0.24%, 4/10/2014	36,000,000	35,997,840
Victory Receivables Corp.:
144A, 0.15%, 4/10/2014	15,000,000	14,999,437
144A, 0.18%, 4/3/2014	25,000,000	24,999,750

		1,417,224,707
Issued at Par * 12.9%
ASB Finance Ltd.:
144A, 0.246%, 6/11/2014	10,000,000	10,000,000
144A, 0.276%, 8/4/2014	25,000,000	24,999,338
144A, 0.277%, 10/9/2014	42,000,000	41,998,445
Australia & New Zealand Banking Group Ltd., 144A, 0.145%, 4/7/2014	25,000,000	24,999,793
Banco del Estado de Chile, 0.235%, 7/17/2014	22,000,000	22,000,000
Bank of Montreal:
0.185%, 8/14/2014	34,500,000	34,499,403
0.225%, 9/5/2014	15,000,000	15,001,784
Bank of Nova Scotia, 0.26%, 1/13/2015	30,600,000	30,600,000
BNZ International Funding Ltd.:
144A, 0.256%, 2/2/2015	10,000,000	10,000,000
144A, 0.257%, 1/20/2015	24,200,000	24,200,000
144A, 0.273%, 5/12/2014	20,000,000	20,000,000
DNB Bank ASA, 0.196%, 8/11/2014	30,000,000	30,000,000
Fairway Finance LLC, 144A, 0.185%, 6/13/2014	25,000,000	25,000,000
Kells Funding LLC:
144A, 0.235%, 10/10/2014	15,000,000	15,000,000
144A, 0.238%, 1/27/2015	20,000,000	19,999,140
144A, 0.246%, 2/13/2015	40,000,000	40,003,120
Natixis, 0.224%, 3/3/2015	33,450,000	33,450,000
Nederlandse Waterschapsbank NV, 144A, 0.275%, 8/15/2014	25,000,000	25,000,000
Old Line Funding LLC, 144A, 0.204%, 5/1/2014	25,000,000	25,000,000
PNC Bank NA:
0.27%, 9/5/2014	25,000,000	25,000,000
0.28%, 10/8/2014	13,013,000	13,013,000
Versailles Commercial Paper LLC, 144A, 0.215%, 7/16/2014	33,000,000	33,000,000
Westpac Banking Corp.:
144A, 0.226%, 2/19/2015	20,000,000	20,000,000
0.28%, 4/15/2014	15,000,000	15,000,755

		577,764,778

Total Commercial Paper (Cost $1,994,989,485)		1,994,989,485
Short-Term Notes * 12.3%
Australia & New Zealand Banking Group Ltd., 144A, 0.296%, 1/16/2015	30,000,000	30,000,000
Bank of Nova Scotia:
0.204%, 10/7/2014	25,000,000	25,000,000
0.26%, 9/3/2014	30,000,000	30,000,000
0.294%, 7/24/2014	45,000,000	45,000,000
Canadian Imperial Bank of Commerce, 0.28%, 4/18/2019	40,000,000	40,000,000
Commonwealth Bank of Australia:
144A, 0.24%, 6/11/2014	30,000,000	30,000,000
144A, 0.516%, 1/29/2015	7,500,000	7,516,999
DNB Bank ASA, 0.462%, 4/4/2014	40,000,000	40,000,985
JPMorgan Chase Bank NA, 0.346%, 4/22/2019	30,000,000	30,000,000
Kells Funding LLC, 144A, 0.238%, 10/27/2014	25,000,000	25,004,563
Rabobank Nederland NV:
0.271%, 5/8/2014	18,000,000	18,000,000
0.276%, 7/23/2014	36,200,000	36,200,000
0.286%, 12/1/2014	42,000,000	42,000,000
144A, 0.515%, 8/16/2014	26,000,000	26,000,000
Royal Bank of Canada:
0.25%, 12/11/2014	10,000,000	10,000,000
0.25%, 3/23/2015	15,000,000	15,000,000
0.28%, 6/17/2014	15,000,000	15,000,000
Svensk Exportkredit AB, 144A, 0.17%, 6/17/2014	15,000,000	15,000,000
Svenska Handelsbanken AB, 144A, 0.326%, 10/3/2014	45,000,000	45,000,000
Westpac Banking Corp., 0.244%, 5/9/2014	24,000,000	24,000,000

Total Short-Term Notes (Cost $548,722,547)		548,722,547
Municipal Bonds and Notes 5.0%
BlackRock MuniYield New Jersey Quality Fund, Inc., Series W-7-644, 144A, AMT, 0.26% ***, 7/1/2041, LIQ: Bank of America NA	14,400,000	14,400,000
Lansing, MI, Wells Fargo State Trust, Series 71C, 144A, 0.14% ***, Mandatory Put 8/14/2014 @ 100, 7/1/2041, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	11,950,000	11,950,000
Massachusetts, State Development Finance Agency Revenue, Milton Academy, Series B, 0.16% ***, 3/1/2039, LOC: TD Bank NA	4,530,000	4,530,000
Miami-Dade County, FL, Industrial Development Authority, Badia Spices, Inc., 0.35% ***, 7/1/2032, LOC: Northern Trust Co.	5,105,000	5,105,000
Mississippi, State Development Bank Special Obligation, Series B, 0.14% ***, 10/1/2031, LOC: Bank of America NA	13,985,000	13,985,000
New Jersey, State Housing & Mortgage Finance Agency, Multi-Family Revenue, Series 6, 0.1% ***, 11/1/2037, LOC: Citibank NA	17,055,000	17,055,000
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series 30020-I, 144A, 0.13% ***, 3/15/2040, LIQ: Citibank NA	12,000,000	12,000,000
Nuveen Investment Quality Municipal Fund, Inc., Series 1-2118, 144A, AMT, 0.15% ***, 5/1/2041, LIQ: Barclays Bank PLC	20,000,000	20,000,000
Puerto Rico, RBC Municipal Products, Inc. Trust, Series E-46, 144A, 0.17% ***, 9/1/2015, LOC: Royal Bank of Canada	31,400,000	31,400,000
Rhode Island, State Student Loan Authority, Student Loan Revenue, Series B, 0.11% ***, 6/1/2052, LOC: State Street Bank & Trust Co.	13,200,000	13,200,000
San Jose, CA, Financing Authority:
Series 1-T, TECP, 0.21%, 6/25/2014, LOC: State Street Bank & Trust Co.	8,559,000	8,559,000
Series 2-T, TECP, 0.21%, 6/25/2014, LOC: U.S. Bank NA	8,559,000	8,559,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.22% ***, 5/1/2016, LOC: BNP Paribas	5,970,000	5,970,000
University of California, Series Z-1, 0.08% ***, 7/1/2041	29,720,000	29,720,000
Virginia, Capital Beltway Funding Corp., Toll Revenue, Series D, 0.04% ***, 12/31/2047, LOC: Bank of Nova Scotia	25,000,000	25,000,000

Total Municipal Bonds and Notes (Cost $221,433,000)		221,433,000
Government & Agency Obligations 2.2%
U.S. Treasury Obligations
U.S. Treasury Notes:
0.095%, 1/31/2016	35,000,000	35,000,000
0.5%, 8/15/2014	50,000,000	50,065,227
2.375%, 9/30/2014	15,000,000	15,165,285

Total Government & Agency Obligations (Cost $100,230,512)		100,230,512
Time Deposits 7.6%
Citibank NA, 0.08%, 4/1/2014	156,000,000	156,000,000
Credit Agricole Corporate & Investment Bank, 0.04%, 4/1/2014	85,000,000	85,000,000
Swedbank AB, 0.02%, 4/1/2014	100,000,000	100,000,000

Total Time Deposits (Cost $341,000,000)		341,000,000
Repurchase Agreements 7.4%
BNP Paribas, 0.23%, dated 12/23/2013, to be repurchased at $80,073,089 on 5/15/2014 (a)	80,000,000	80,000,000
JPMorgan Securities, Inc., 0.36%, dated 3/18/2014, to be repurchased at $114,565,543 on 5/15/2014 (b)	114,500,000	114,500,000
JPMorgan Securities, Inc., 0.39%, dated 2/13/2014, to be repurchased at $33,799,558 on 6/30/2014 (c)	33,750,000	33,750,000
The Toronto-Dominion Bank, 0.07%, dated 3/31/2014, to be repurchased at $74,000,144 on 4/1/2014 (d)	74,000,000	74,000,000
Wells Fargo Securities LLC, 0.38%, dated 2/7/2014, to be repurchased at $30,028,500 on 5/8/2014 (e)	30,000,000	30,000,000

Total Repurchase Agreements (Cost $332,250,000)		332,250,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $4,033,305,052) †	90.3	4,033,305,052
Other Assets and Liabilities, Net	9.7	431,551,605

Net Assets	100.0	4,464,856,657

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2014.

**	Annualized yield at time of purchase; not a coupon rate.
***
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of March 31, 2014.

†	The cost for federal income tax purposes was $4,033,305,052.
(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
37,129,979	Caisse Centrale Desjardins	1.6	3/6/2017	37,633,874
20,000,000	HKCG Finance Ltd.	6.25	8/7/2018	23,020,500
18,902,000	Merck Sharp & Dohme Corp.	5.95	12/1/2028	23,190,171
154,295	Toyota Motor Credit Corp.	1.0	2/17/2015	155,455
Total Collateral Value				84,000,000

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
7,422,000	Apache Corp.	4.25	1/15/2044	7,083,872
4,734,000	BAT International Finance PLC	1.4-9.5	6/5/2015-6/7/2022	6,232,010
8,091,000	Capital One Bank USA NA	2.15	11/21/2018	8,093,866
5,612,000	Centrica PLC	4.0	10/16/2023	5,652,026
6,939,000	Daimler Finance North America LLC	0.585-3.0	4/10/2014-3/10/2021	6,977,835
250,000	E.ON International Finance BV	6.65	4/30/2038	323,367
3,109,279	Hewlett-Packard Co.	4.375	9/15/2021	3,252,762
2,016,865	Mattel, Inc.	6.2	10/1/2040	2,325,575
415,000	Mitsui Sumitomo Insurance Co. Ltd.	7.0	3/15/2072	483,627
73,211,000	Verizon Communications, Inc.	1.003-5.15	9/15/2016-9/15/2023	77,512,271
Total Collateral Value				117,937,211

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
705,000	Aflac, Inc.	6.45-6.9	12/17/2039-8/15/2040	886,231
737,000	Arizona Public Service Co.	4.5-6.875	8/1/2016-4/1/2042	786,828
2,185,000	BAT International Finance PLC	9.5	11/15/2018	2,925,260
15,000	Chubb Corp.	6.375	3/29/2067	17,088
9,000	Comcast Cable Communications Holdings, Inc.	9.455	11/15/2022	13,085
13,000	Comcast Cable Communications LLC	8.875	5/1/2017	16,328
7,546,500	Comcast Corp.	2.85-7.05	1/15/2015-1/15/2043	7,914,518
793,000	Corning, Inc.	1.45-6.625	11/15/2017-3/15/2042	853,816
181,000	Daimler Finance North America LLC	8.5	1/18/2031	272,394
1,122,000	Diageo Capital PLC	1.125-5.875	9/30/2016-4/29/2043	1,312,577
100,000	Diageo Finance BV	5.3	10/28/2015	109,591
285,000	Diageo Investment Corp.	4.25	5/11/2042	283,324
2,565,000	MetLife, Inc.	4.125-7.717	6/15/2014-11/13/2043	2,848,965
576,000	NBCUniversal Media LLC	2.1-5.15	4/1/2014-4/1/2021	616,262
170,000	Raytheon Co.	2.5-4.875	2/15/2020-10/15/2040	177,268
12,112,000	Rio Tinto Finance U.S.A. Ltd.	1.125-9.0	3/20/2015-11/2/2040	13,087,081
15,000	Snap-on, Inc.	4.25	1/15/2018	16,317
2,782,000	Vodafone Group PLC	1.5-7.875	3/20/2017-2/19/2043	2,629,520
Total Collateral Value				34,766,453

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,670,468	Apple, Inc.	3.85	5/4/2043	2,417,043
4,067,008	Archer-Daniels-Midland Co.	5.765	3/1/2041	4,871,235
3,160,723	Australia & New Zealand Banking Group Ltd.	2.4	11/23/2016	3,289,691
1,378,212	Bank of Montreal	2.625-2.85	6/9/2015-1/25/2016	1,432,612
1,215,000	Bank of Nova Scotia	1.05-1.95	3/20/2015-1/30/2017	1,233,389
119,091	Barclays Bank PLC	2.5	9/21/2015	122,365
1,559,305	Boeing Co.	3.5	2/15/2015	1,607,725
3,891,461	Canadian Imperial Bank of Commerce	1.5	12/12/2014	3,940,811
7,744	Coca-Cola Co.	0.75	3/13/2015	7,783
950,000	Ford Motor Credit Co., LLC	2.375	3/12/2019	942,289
1,655,377	General Electric Capital Corp.	5.65-6.15	6/9/2014-8/7/2037	2,019,880
500,000	Genworth Holdings, Inc.	7.7	6/15/2020	620,066
6,412,380	HSBC Bank PLC	3.1	5/24/2016	6,782,285
253,156	John Deere Capital Corp.	2.8	3/4/2021	251,766
4,400,000	KKR Group Finance Co., LLC	6.375	9/29/2020	5,221,999
4,349,339	Manulife Financial Corp.	4.9	9/17/2020	4,738,803
176,867	McKesson Corp.	4.883	3/15/2044	180,270
1,742,862	Medtronic, Inc.	3.625	3/15/2024	1,757,787
4,664,527	Microsoft Corp.	2.125	11/15/2022	4,339,539
3,900,000	National Bank of Canada	1.45	11/7/2017	3,868,761
3,000,000	Novartis Capital Corp.	4.4	5/6/2044	3,041,010
878,220	Pfizer, Inc.	5.35	3/15/2015	919,995
4,845,000	Qwest Corp.	7.2	11/10/2026	5,016,125
880,000	The Toronto-Dominion Bank	1.5	3/13/2017	891,141
1,052,693	The Travelers Companies, Inc.	5.9	6/2/2019	1,253,003
723,019	Time Warner Cable, Inc.	6.55	5/1/2037	861,341
3,944,000	Verizon Communications, Inc.	3.65-6.55	9/14/2018-9/15/2043	4,648,860
3,000,000	Viacom, Inc.	2.2-5.25	4/1/2019-4/1/2044	3,021,442
1,186,557	Wal-Mart Stores, Inc.	5.25	9/1/2035	1,338,003
629,968	Wells Fargo & Co.	7.98	3/29/2049	718,036
456,939	Wells Fargo Bank NA	4.75	2/9/2015	477,164
3,799,781	Westpac Banking Corp.	1.375	7/17/2015	3,851,976
950,000	WP Carey, Inc.	4.6	4/1/2024	949,069
Total Collateral Value				76,633,264

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
238	Archer-Daniels-Midland Co.	4.535	3/26/2042	239
1,032,000	Bank of America Corp.	7.375	5/15/2014	1,069,277
1,623,286	Barclays Bank PLC	2.75	2/23/2015	1,659,814
7,401,907	ConocoPhillips Co.	1.05	12/15/2017	7,329,381
561,731	Diamond Offshore Drilling, Inc.	5.7	10/15/2039	630,388
1,982,071	FHLMC Multifamily Structured Pass Through Certificates	3.989	6/25/2021	2,138,564
362,000	Ford Motor Co.	7.45	7/16/2031	470,984
5,120,000	Hewlett-Packard Co.	2.35	3/15/2015	5,207,216
3,068,163	Massachusetts Mutual Life Insurance Co.	5.375	12/1/2041	3,422,219
1,460,482	MetLife, Inc.	6.375	6/15/2034	1,867,023
4,056,785	Mississippi Power Co.	4.25	3/15/2042	3,759,094
2,739,652	Nexen Energy ULC	6.4	5/15/2037	3,213,222
324,000	Pemex Project Funding Master Trust	6.625	6/15/2035	366,284
Total Collateral Value				31,133,705

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
LIQ: Liquidity Facility
LOC: Letter of Credit
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(f)	$—	$3,701,055,052	$—	$3,701,055,052
Repurchase Agreements	—	332,250,000	—	332,250,000
Total	$—	$4,033,305,052	$—	$4,033,305,052

There have been no transfers between fair value measurement levels during the period ended March 31, 2014.

(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Daily Assets Fund Institutional, a series of DWS Money Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 23, 2014